Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.00%
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ♦	2,624	$ 2,547
Total Agency Asset-Backed Security (cost $2,742)		2,547

Agency Collateralized Mortgage Obligations — 1.65%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.973% 6/19/41	14,130	14,641
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	5,375,515	4,783,120
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M1 144A 3.031% (SOFR + 0.75%) 10/25/33 #, •	1,070,413	1,046,591
Series 2021-HQA1 M1 144A 2.981% (SOFR + 0.70%) 8/25/33 #, •	309,876	308,636
Series 2021-HQA2 M1 144A 2.981% (SOFR + 0.70%) 12/25/33 #, •	729,637	721,517
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	507	534
Series T-58 2A 6.50% 9/25/43 ♦	250,499	254,342
Total Agency Collateralized Mortgage Obligations (cost $7,797,986)		7,129,381

Agency Commercial Mortgage-Backed Securities — 1.31%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	1,944,876
Series K734 A1 3.139% 6/25/25 ♦	2,286,220	2,240,663

FREMF Mortgage Trust Series 2017-K724 B 144A 3.611% 12/25/49 #, •	1,500,000	1,466,312
Total Agency Commercial Mortgage-Backed Securities (cost $5,999,481)		5,651,851

Agency Mortgage-Backed Securities — 5.77%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	1,124,362	991,944
2.50% 8/1/35	910,559	827,250
2.50% 11/1/35	1,515,861	1,377,179
2.50% 7/1/36	30,865	28,048
4.50% 9/1/37	76,259	74,981
Fannie Mae S.F. 20 yr
2.50% 7/1/41	554,355	476,824
4.00% 9/1/42	108,933	102,284
NQ-022 [9/22] 11/22 (2604997)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 12/1/50	82,209	$ 66,981
2.00% 2/1/51	65,904	53,791
2.00% 2/1/51	72,363	59,029
2.50% 10/1/50	232,536	196,816
3.00% 11/1/49	135,801	120,730
3.50% 10/1/42	637,750	587,287
3.50% 7/1/47	114,208	104,923
3.50% 7/1/47	50,606	46,304
3.50% 2/1/48	173,400	158,457
3.50% 11/1/48	229,050	209,501
3.50% 11/1/49	582,118	529,550
3.50% 3/1/50	29,060	26,570
3.50% 9/1/50	634,838	582,085
3.50% 6/1/51	496,046	448,546
3.50% 1/1/52	201,815	182,127
4.00% 6/1/48	111,384	105,429
4.00% 10/1/48	757,756	719,912
4.50% 2/1/44	835,098	818,126
4.50% 4/1/44	1,000,978	980,633
4.50% 9/1/49	791,661	768,364
4.50% 1/1/50	2,254,054	2,208,500
5.00% 7/1/47	3,200,501	3,225,697
5.00% 5/1/48	274,181	272,626
5.00% 8/1/49	1,187,263	1,176,351
5.00% 6/1/52	211,387	206,198
5.50% 5/1/44	646,545	667,040
5.50% 5/1/44	243,282	251,245
5.50% 5/1/44	1,244,346	1,285,355
6.00% 6/1/41	244,748	257,135
6.00% 7/1/41	1,240,123	1,303,487
6.00% 7/1/41	977,080	1,026,588
6.00% 1/1/42	149,526	157,102

Freddie Mac S.F. 15 yr 3.00% 3/1/35	410,433	381,457
Freddie Mac S.F. 20 yr 3.00% 9/1/40	233,439	207,014
Freddie Mac S.F. 30 yr
3.00% 11/1/46	252,613	224,727
3.00% 8/1/50	162,399	143,333
3.50% 3/1/47	75,997	70,540
4.00% 5/1/46	88,592	84,143
2    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/52	208,666	$ 193,848
4.50% 8/1/48	534,586	517,708
4.50% 4/1/49	122,749	119,251
4.50% 5/1/49	305,971	295,986
6.00% 5/1/39	16,459	17,314
Total Agency Mortgage-Backed Securities (cost $28,264,985)		24,936,316

Collateralized Debt Obligations — 8.29%
Ballyrock CLO Series 2018-1A A1 144A 3.71% (LIBOR03M + 1.00%) 4/20/31 #, •	2,750,000	2,681,838
Benefit Street Partners CLO IX Series 2016-9A AR 144A 3.82% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	489,824
Canyon Capital CLO Series 2019-2A AR 144A 3.692% (LIBOR03M + 1.18%, Floor 1.18%) 10/15/34 #, •	2,800,000	2,673,650
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 3.955% (LIBOR03M + 1.05%) 5/15/31 #, •	985,636	961,614
CBAM Series 2020-13A A 144A 4.14% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,904,681
Cedar Funding IX CLO Series 2018-9A A1 144A 3.69% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,464,575
CIFC Funding Series 2013-4A A1RR 144A 3.829% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,900,000	2,834,622
Dryden 83 CLO Series 2020-83A A 144A 3.96% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	3,100,000	3,022,385
Galaxy XXI CLO Series 2015-21A AR 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	1,467,000
KKR CLO 32 Series 32A A1 144A 3.832% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,700,000	1,666,984
LCM XVIII Series 18A A1R 144A 3.73% (LIBOR03M + 1.02%) 4/20/31 #, •	2,200,000	2,152,929
NQ-022 [9/22] 11/22 (2604997)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Octagon Investment Partners 33 Series 2017-1A A1 144A 3.90% (LIBOR03M + 1.19%) 1/20/31 #, •	2,650,000	$ 2,608,549
Octagon Investment Partners 48 Series 2020-3A AR 144A 3.86% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #, •	2,900,000	2,761,229
Sound Point CLO XXI Series 2018-3A A1A 144A 3.946% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,116,454
TRESTLES CLO V Series 2021-5A A1 144A 3.88% (LIBOR03M + 1.17%, Floor 1.17%) 10/20/34 #, •	2,500,000	2,396,678
Venture 34 CLO Series 2018-34A A 144A 3.742% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	681,140
Zais CLO 16 Series 2020-16A A1R 144A 4.13% (LIBOR03M + 1.42%, Floor 1.42%) 10/20/34 #, •	2,000,000	1,929,238
Total Collateralized Debt Obligations (cost $36,698,463)		35,813,390

Corporate Bonds — 61.17%
Banking — 16.15%
Ally Financial 5.75% 11/20/25	1,511,000	1,467,133
Banco Bradesco 144A 4.375% 3/18/27 #	200,000	187,500
Banco Continental 144A 2.75% 12/10/25 #	585,000	511,141
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	187,322
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	186,282
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	199,262
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	206,215
Banco Internacional del Peru 144A 3.25% 10/4/26 #	200,000	181,385
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	149,885
144A 5.95% 10/1/28 #, μ	200,000	193,533

Bancolombia 3.00% 1/29/25	215,000	196,291
Bank Leumi Le-Israel 144A 5.125% 7/27/27 #	200,000	196,726
Bank of America
1.843% 2/4/25 μ	3,125,000	2,971,678
3.458% 3/15/25 μ	4,345,000	4,209,976
4.10% 7/24/23	340,000	339,179
4.948% 7/22/28 μ	100,000	96,187

Bank of China 144A 5.00% 11/13/24 #	200,000	200,125
Bank of Montreal 1.85% 5/1/25	605,000	557,283
4    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Barclays 5.501% 8/9/28 μ	200,000	$ 187,695
BBVA Bancomer 144A 1.875% 9/18/25 #	1,115,000	1,000,101
CIMB Bank 144A 2.125% 7/20/27 #	200,000	174,193
Citigroup
1.281% 11/3/25 μ	1,960,000	1,791,854
2.014% 1/25/26 μ	1,600,000	1,471,573
3.07% 2/24/28 μ	275,000	245,413
4.044% 6/1/24 μ	2,430,000	2,411,497
5.61% 9/29/26 μ	240,000	238,843

Citizens Bank 4.119% 5/23/25 μ	2,065,000	2,026,554
Credit Agricole 144A 1.907% 6/16/26 #, μ	650,000	581,695
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	2,295,000	2,089,411
144A 6.442% 8/11/28 #, μ	465,000	433,019

Emirates NBD Bank 2.625% 2/18/25	200,000	189,424
Goldman Sachs Group
0.925% 10/21/24 μ	3,535,000	3,356,595
1.542% 9/10/27 μ	179,000	151,408
3.615% 3/15/28 μ	40,000	36,443
3.734% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,713,685

Huntington National Bank 4.008% 5/16/25 μ	1,160,000	1,136,892
JPMorgan Chase & Co.
3.333% (SOFR + 0.885%) 4/22/27 •	955,000	927,185
3.563% (SOFR + 0.58%) 3/16/24 •	1,310,000	1,300,879
4.023% 12/5/24 μ	7,650,000	7,531,432
4.60% 2/1/25 μ, ψ	265,000	231,504
4.851% 7/25/28 μ	405,000	389,291

KeyBank 4.15% 8/8/25	1,140,000	1,105,908
KeyCorp 3.878% 5/23/25 μ	985,000	959,792
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	198,515
Morgan Stanley
0.731% 4/5/24 μ	2,735,000	2,669,529
1.164% 10/21/25 μ	945,000	861,783
2.475% 1/21/28 μ	205,000	179,391
3.737% 4/24/24 μ	350,000	346,421

NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	172,142
NongHyup Bank 144A 0.875% 7/28/24 #	200,000	186,514
Nordea Bank 144A 0.625% 5/24/24 #	3,580,000	3,335,302
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	197,542
Popular 6.125% 9/14/23	523,000	520,406
NQ-022 [9/22] 11/22 (2604997)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
QNB Finance
2.625% 5/12/25	250,000	$ 234,958
3.50% 3/28/24	380,000	369,668

State Street 1.684% 11/18/27 μ	660,000	576,699
Toronto-Dominion Bank 3.228% SOFR + 0.355% 3/4/24 •	3,960,000	3,925,320
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,312,469
UBS Group 144A 4.703% 8/5/27 #, μ	305,000	289,454
US Bancorp
2.215% 1/27/28 μ	225,000	198,491
2.677% 1/27/33 μ	235,000	189,183
4.548% 7/22/28 μ	735,000	708,939

US Bank 3.40% 7/24/23	1,630,000	1,617,632
Wells Fargo & Co.
3.908% 4/25/26 μ	3,515,000	3,362,000
4.808% 7/25/28 μ	410,000	391,451
		69,763,198
Basic Industry — 2.18%
Avient 144A 5.75% 5/15/25 #	1,540,000	1,487,987
Celanese US Holdings
6.05% 3/15/25	195,000	190,671
6.165% 7/15/27	700,000	663,374

First Quantum Minerals 144A 7.50% 4/1/25 #	1,585,000	1,527,599
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	246,365
Inversiones CMPC 144A 4.75% 9/15/24 #	1,520,000	1,482,046
JSW Steel 144A 3.95% 4/5/27 #	200,000	159,763
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	195,907
Nucor 3.95% 5/23/25	465,000	451,184
OCP 144A 4.50% 10/22/25 #	835,000	800,840
Sasol Financing USA 4.375% 9/18/26	200,000	174,789
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	198,710
Steel Dynamics 2.80% 12/15/24	1,455,000	1,391,335
Stillwater Mining 144A 4.00% 11/16/26 #	200,000	165,780
Suzano Austria 144A 5.75% 7/14/26 #	200,000	195,253
Volcan Cia Minera 144A 4.375% 2/11/26 #	95,000	78,586
		9,410,189
Basic Materials — 0.04%
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	181,058
		181,058
6    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage — 0.18%
SURA Asset Management 144A 4.875% 4/17/24 #	620,000	$ 603,840
XP 144A 3.25% 7/1/26 #	200,000	173,140
		776,980
Capital Goods — 4.23%
Carlisle 0.55% 9/1/23	1,015,000	974,645
L3Harris Technologies 3.85% 12/15/26	215,000	203,305
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	847,000	805,954
Parker-Hannifin
3.65% 6/15/24	1,950,000	1,908,643
4.25% 9/15/27	1,435,000	1,369,065

Roper Technologies 2.35% 9/15/24	4,345,000	4,132,934
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,240,000	1,173,598
Teledyne Technologies 0.95% 4/1/24	5,745,000	5,368,455
TransDigm 144A 8.00% 12/15/25 #	1,232,000	1,251,392
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	184,509
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	887,905
		18,260,405
Communications — 3.69%
AMC Networks 5.00% 4/1/24	610,000	582,755
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,478,697
Clear Channel International 144A 6.625% 8/1/25 #	675,000	628,012
Fox 4.03% 1/25/24	5,265,000	5,203,693
IHS Holding 144A 5.625% 11/29/26 #	200,000	159,250
Sprint Spectrum 144A 4.738% 9/20/29 #	281,250	277,371
Time Warner Entertainment 8.375% 3/15/23	1,795,000	1,820,402
T-Mobile USA 3.75% 4/15/27	510,000	471,322
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	176,274
Verizon Communications 0.75% 3/22/24	3,135,000	2,965,271
Warnermedia Holdings 144A 3.638% 3/15/25 #	2,290,000	2,170,760
		15,933,807
Consumer Cyclical — 3.67%
Aptiv 2.396% 2/18/25	1,320,000	1,233,105
BMW US Capital 144A 0.75% 8/12/24 #	1,810,000	1,677,385
Carnival 144A 7.625% 3/1/26 #	947,000	721,155
Daimler Trucks Finance North America 144A 1.625% 12/13/24 #	2,125,000	1,961,759
Ford Motor Credit
2.30% 2/10/25	200,000	177,483
3.375% 11/13/25	1,635,000	1,446,888
NQ-022 [9/22] 11/22 (2604997)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
3.675% (SOFR + 0.76%) 3/8/24 •	2,695,000	$ 2,658,088
4.15% 6/19/23	2,850,000	2,837,166

IRB Holding 144A 7.00% 6/15/25 #	177,000	176,101
JD.com 3.875% 4/29/26	430,000	408,060
Kia
144A 1.00% 4/16/24 #	250,000	234,530
144A 2.375% 2/14/25 #	200,000	186,073

Lowe's 4.40% 9/8/25	360,000	354,770
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,008,000	974,066
Sands China 4.30% 1/8/26	200,000	170,644
VF 2.40% 4/23/25	580,000	542,555
VICI Properties 4.95% 2/15/30	100,000	90,584
		15,850,412
Consumer Non-Cyclical — 4.42%
AbbVie
2.60% 11/21/24	3,625,000	3,452,341
3.75% 11/14/23	340,000	336,387

Conagra Brands 0.50% 8/11/23	1,295,000	1,248,075
CSL Finance 144A 4.05% 4/27/29 #	140,000	129,124
DP World Crescent 144A 3.908% 5/31/23 #	615,000	610,387
Gilead Sciences 3.70% 4/1/24	1,615,000	1,590,766
HCA 144A 3.125% 3/15/27 #	3,640,000	3,227,525
Mondelez International 1.50% 5/4/25	1,210,000	1,107,271
Royalty Pharma 1.20% 9/2/25	3,690,000	3,265,528
Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	1,839,232
Teva Pharmaceutical Finance Netherlands III
4.75% 5/9/27	250,000	212,640
6.00% 4/15/24	250,000	243,065

Viatris 1.65% 6/22/25	2,035,000	1,811,385
		19,073,726
Electric — 6.29%
Avangrid 3.20% 4/15/25	885,000	837,888
Azure Power Energy 144A 3.575% 8/19/26 #	186,100	140,506
CenterPoint Energy 3.34% SOFR + 0.65% 5/13/24 •	5,580,000	5,503,871
Cleveland Electric Illuminating 5.50% 8/15/24	2,580,000	2,581,704
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	198,222
Duke Energy 4.875% 9/16/24 μ, ψ	790,000	710,007
Enel Finance International 144A 4.25% 6/15/25 #	400,000	384,369
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,013,019
8    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Eversource Energy 2.90% 3/1/27	290,000	$ 263,572
Fells Point Funding Trust 144A 3.046% 1/31/27 #	270,000	240,902
Hanwha Energy USA Holdings 144A 4.125% 7/5/25 #	200,000	195,382
ITC Holdings 144A 4.95% 9/22/27 #	230,000	224,756
National Rural Utilities Cooperative Finance 1.875% 2/7/25	1,720,000	1,611,590
NRG Energy 144A 3.75% 6/15/24 #	2,535,000	2,438,395
Southern California Edison 1.10% 4/1/24	4,155,000	3,917,570
Vistra Operations
144A 3.55% 7/15/24 #	2,825,000	2,693,972
144A 5.125% 5/13/25 #	510,000	494,435

WEC Energy Group 0.80% 3/15/24	2,895,000	2,726,373
		27,176,533
Energy — 4.73%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	1,989,503
ConocoPhillips 2.40% 3/7/25	1,360,000	1,287,801
Devon Energy 5.25% 9/15/24	853,000	853,440
Enbridge
0.55% 10/4/23	735,000	703,096
2.50% 2/14/25	1,040,000	977,876
3.132% (SOFR + 0.40%) 2/17/23 •	1,705,000	1,701,409

MPLX 4.875% 12/1/24	1,955,000	1,933,084
Murphy Oil 5.75% 8/15/25	1,237,000	1,194,501
NuStar Logistics 5.75% 10/1/25	1,077,000	999,612
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,254,763
ONEOK 7.50% 9/1/23	2,985,000	3,024,605
Pertamina Persero 144A 1.40% 2/9/26 #	200,000	171,888
Petroleos Mexicanos 4.625% 9/21/23	130,000	126,574
Qatar Energy 144A 1.375% 9/12/26 #	200,000	174,588
Sabine Pass Liquefaction 5.75% 5/15/24	2,575,000	2,585,802
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	184,766
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	912,225
Southwestern Energy 5.70% 1/23/25	188,000	184,310
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	166,500
		20,426,343
Finance Companies — 4.36%
AerCap Ireland Capital DAC
1.65% 10/29/24	1,215,000	1,111,089
3.15% 2/15/24	3,905,000	3,753,238
NQ-022 [9/22] 11/22 (2604997)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Air Lease
0.80% 8/18/24	1,755,000	$ 1,600,029
2.875% 1/15/26	875,000	784,106
3.00% 9/15/23	1,225,000	1,195,472

Aviation Capital Group 144A 1.95% 1/30/26 #	2,940,000	2,470,512
Avolon Holdings Funding 144A 3.95% 7/1/24 #	4,960,000	4,695,869
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	188,966
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	184,532
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,855,093
		18,838,906
Financials — 0.09%
Goodman HK Finance 4.375% 6/19/24	200,000	196,643
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	207,375
		404,018
Industrials — 0.04%
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	170,660
		170,660
Insurance — 4.48%
AIA Group 3.125% 3/13/23	210,000	208,614
Athene Global Funding
144A 1.00% 4/16/24 #	2,535,000	2,366,214
144A 3.491% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,016,896
Brighthouse Financial Global Funding
144A 1.00% 4/12/24 #	2,145,000	2,003,659
144A 3.822% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,729,050

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	765,000	706,010
Equitable Holdings 3.90% 4/20/23	1,355,000	1,348,287
F&G Global Funding 144A 0.90% 9/20/24 #	1,945,000	1,771,319
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	3,828,503
Met Tower Global Funding 144A 3.70% 6/13/25 #	2,280,000	2,200,811
USI 144A 6.875% 5/1/25 #	1,194,000	1,149,215
		19,328,578
Leisure — 0.51%
MGM Resorts International 5.75% 6/15/25	2,300,000	2,200,341
		2,200,341
10    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media — 0.05%
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	$ 219,875
		219,875
Natural Gas — 0.46%
ENN Energy Holdings 144A 4.625% 5/17/27 #	250,000	243,807
Sempra Energy 3.30% 4/1/25	1,475,000	1,404,989
Southern California Gas 2.95% 4/15/27	390,000	356,508
		2,005,304
Real Estate — 0.22%
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	774,117
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	181,265
		955,382
Technology — 2.47%
Baidu 1.72% 4/9/26	200,000	176,941
Fidelity National Information Services 4.70% 7/15/27	1,975,000	1,904,019
International Business Machines 3.00% 5/15/24	1,280,000	1,245,880
Microchip Technology
0.983% 9/1/24	2,305,000	2,123,589
4.333% 6/1/23	615,000	612,245

NXP 2.70% 5/1/25	100,000	92,834
S&P Global 144A 2.45% 3/1/27 #	945,000	848,402
SK Hynix 144A 1.50% 1/19/26 #	620,000	537,459
Skyworks Solutions 0.90% 6/1/23	2,885,000	2,799,959
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	195,064
Workday
3.50% 4/1/27	65,000	60,219
3.70% 4/1/29	95,000	85,316
		10,681,927
Technology & Electronics — 0.51%
Sensata Technologies
144A 5.00% 10/1/25 #	1,800,000	1,719,711
144A 5.625% 11/1/24 #	465,000	462,982
		2,182,693
Transportation — 2.40%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	223,594
Canadian Pacific Railway 1.35% 12/2/24	2,295,000	2,123,957
DAE Funding 144A 1.55% 8/1/24 #	200,000	182,882
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	2,056,340
NQ-022 [9/22] 11/22 (2604997)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
7.375% 1/15/26	476,000	$ 481,950

Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,073,500	1,052,717
Misc Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	181,263
Penske Truck Leasing 144A 4.40% 7/1/27 #	905,000	850,242
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	586,155
Triton Container International 144A 1.15% 6/7/24 #	2,725,000	2,483,808
United Airlines 144A 4.375% 4/15/26 #	175,000	156,492
		10,379,400
Total Corporate Bonds (cost $283,796,088)		264,219,735

Non-Agency Asset-Backed Securities — 8.78%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	830,000	797,483
Dell Equipment Finance Trust Series 2021-2 A2 144A 0.33% 12/22/26 #	1,199,174	1,182,338
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	1,200,000	1,190,193
Ford Credit Auto Lease Trust Series 2020-B C 1.70% 2/15/25	2,000,000	1,990,004
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	164,316
Series 2022-A B 1.91% 7/15/27	1,665,000	1,515,546

Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	5,330,000	5,128,565
GM Financial Automobile Leasing Trust
Series 2021-1 B 0.54% 2/20/25	270,000	260,993
Series 2021-2 A4 0.41% 5/20/25	2,073,000	1,991,703
Series 2022-1 B 2.23% 2/20/26	2,150,000	2,035,546

GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	1,375,000	1,327,941
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	4,100,000	3,975,394
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	805,909	784,944
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	411,899	410,870
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,495,162
12    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Toyota Lease Owner Trust Series 2021-B A3 144A 0.42% 10/21/24 #	2,505,000	$ 2,411,535
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,436,499
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	275,491	271,951
Verizon Master Trust Series 2022-2 B 1.83% 7/20/28	1,665,000	1,542,189
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	1,000,000	979,613
Volkswagen Auto Lease Trust
Series 2020-A A4 0.45% 7/21/25	150,000	146,454
Series 2022-A A3 3.44% 7/21/25	1,950,000	1,912,628
Total Non-Agency Asset-Backed Securities (cost $39,572,973)		37,951,867

Sovereign Bonds — 0.21%Δ
Croatia — 0.05%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	200,227
		200,227
Hong Kong — 0.04%
Airport Authority 144A 1.75% 1/12/27 #	200,000	178,546
		178,546
Philippines — 0.04%
Philippine Government International Bond 3.229% 3/29/27	200,000	186,609
		186,609
Turkey — 0.04%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	166,582
		166,582
Uzbekistan — 0.04%
Republic of Uzbekistan International Bond 144A 4.75% 2/20/24 #	200,000	188,899
		188,899
Total Sovereign Bonds (cost $1,013,011)		920,863

NQ-022 [9/22] 11/22 (2604997)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 12.07%
US Treasury Notes
0.375% 9/15/24	1,060,000	$ 983,440
2.75% 5/15/25	6,975,000	6,713,165
3.00% 7/15/25	40,490,000	39,140,861
3.125% 8/31/27	5,020,000	4,816,062
3.50% 9/15/25	480,000	470,250
Total US Treasury Obligations (cost $54,034,452)		52,123,778
	Number of shares
Short-Term Investments — 1.25%
Money Market Mutual Funds — 1.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	1,340,397	1,340,397
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	1,347,408	1,347,408
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	1,347,408	1,347,408
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	1,347,408	1,347,408
Total Short-Term Investments (cost $5,382,621)		5,382,621
Total Value of Securities—100.50% (cost $462,562,802)		434,132,349

Liabilities Net of Receivables and Other Assets—(0.50%)*		(2,161,444)
Net Assets Applicable to 56,390,065 Shares Outstanding—100.00%		$431,970,905
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $146,465,821, which represents 33.91% of the Fund's net assets.
14    NQ-022 [9/22] 11/22 (2604997)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
*	Of this amount, $579,707 represents cash collateral posted for futures contracts.
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
400	US Treasury 2 yr Notes	$82,156,250	$83,495,728	12/30/22	$—	$(1,339,478)	$(124,391)
78	US Treasury 3 yr Notes	16,283,719	16,685,478	12/30/22	—	(401,759)	—
(110)	US Treasury 5 yr Notes	(11,825,859)	(12,232,948)	12/30/22	407,089	—	9,000
Total Futures Contracts			$87,948,258		$407,089	$(1,741,237)	$(115,391)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the variation margin is reflected in the Fund's net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
NQ-022 [9/22] 11/22 (2604997)    15

Schedule of investments
Delaware Limited-Term Diversified Income Fund   (Unaudited)
Summary of abbreviations: (continued)
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
16    NQ-022 [9/22] 11/22 (2604997)